Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2020	2019

Reserves and allowances	$190	$173
Temporary differences	3,644	2,204
Issuance costs	957	-
Loss carryforward	22,168	15,406

Deferred tax assets before valuation allowance	26,959	17,783
Less - valuation allowance	(26,959)	(17,783)

Net deferred tax assets	$-	$-